Document and Entity Information	May 21, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 21, 2020
Entity Registrant Name	LIBERTY MEDIA CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35707
Entity Tax Identification Number	37-1699499
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001560385
Amendment Flag	false
Liberty Sirius XM Group Common Class A
Document Information [Line Items]
Title of 12(b) Security	Series A Liberty SiriusXM Common Stock
Trading Symbol	LSXMA
Security Exchange Name	NASDAQ
Liberty Sirius XM Group Common Class B
Document Information [Line Items]
Title of 12(b) Security	Series B Liberty SiriusXM Common Stock
Trading Symbol	LSXMB
Security Exchange Name	NASDAQ
Liberty Sirius Xm Group Common Class C
Document Information [Line Items]
Title of 12(b) Security	Series C Liberty SiriusXM Common Stock
Trading Symbol	LSXMK
Security Exchange Name	NASDAQ
Subscription Rights to Purchase Shares of Series C Liberty SiriusXM Common Stock
Document Information [Line Items]
Title of 12(b) Security	Subscription Rights to Purchase Shares of Series C Liberty SiriusXM Common Stock
Trading Symbol	LSXMR
Security Exchange Name	NASDAQ
Liberty Braves Group Common Class A
Document Information [Line Items]
Title of 12(b) Security	Series A Liberty Braves Common Stock
Trading Symbol	BATRA
Security Exchange Name	NASDAQ
Liberty Braves Group Common Class C
Document Information [Line Items]
Title of 12(b) Security	Series C Liberty Braves Common Stock
Trading Symbol	BATRK
Security Exchange Name	NASDAQ
Liberty Formula One Group Common Class A
Document Information [Line Items]
Title of 12(b) Security	Series A Liberty Formula One Common Stock
Trading Symbol	FWONA
Security Exchange Name	NASDAQ
Liberty Formula One Group Common Class C
Document Information [Line Items]
Title of 12(b) Security	Series C Liberty Formula One Common Stock
Trading Symbol	FWONK
Security Exchange Name	NASDAQ